Income Taxes (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
US statutory rate					$ (1,417,399)	$ (855,572)
Tax difference between foreign and U.S.					28,909	21,169
Change in Valuation Allowance					$ (1,388,490)	$ (834,403)
Provision for Income Taxes